Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Abacus Property Group	154,734	$277,830
Arena REIT	105,927	266,391
AUB Group Ltd.	23,103	454,399
Austal Ltd.	103,051	163,161
Bapcor Ltd.	110,823	440,550
Bega Cheese Ltd.	100,470	191,415
Bravura Solutions Ltd.	89,201	27,988
Brickworks Ltd.	19,521	347,580
BWP Trust	158,402	383,468
Cedar Woods Properties Ltd.	19,992	66,988
Centuria Capital Group	225,675	249,783
Centuria Industrial REIT	171,870	355,968
Centuria Office REIT	157,407	143,987
Charter Hall Long Wale REIT	177,123	473,898
Charter Hall Retail REIT	158,865	383,239
Charter Hall Social Infrastructure REIT	108,112	212,409
Credit Corp. Group Ltd.	18,462	245,224
Dexus Industria REIT	69,550	119,960
Elders Ltd.	50,286	220,920
Emeco Holdings Ltd.	181,520	78,735
Gold Road Resources Ltd.	281,979	282,500
GrainCorp Ltd., Class A	75,892	397,048
Growthpoint Properties Australia Ltd.	90,384	168,705
GUD Holdings Ltd.	40,341	238,243
Healius Ltd.	189,669	403,899
Ingenia Communities Group	121,070	322,364
InvoCare Ltd.	46,920	395,015
IPH Ltd.	52,530	275,455
Kelsian Group Ltd.	43,008	208,988
Link Administration Holdings Ltd.	163,867	182,893
McMillan Shakespeare Ltd.	16,909	203,942
Monadelphous Group Ltd.	29,121	227,816
National Storage REIT	373,932	586,974
Nine Entertainment Co.Holdings Ltd.	475,116	625,057
Perseus Mining Ltd.	402,084	446,666
Premier Investments Ltd.	26,214	355,659
Reliance Worldwide Corp. Ltd.	258,723	711,378
Rural Funds Group	118,677	139,788
Sandfire Resources Ltd.(a)	133,773	531,199
Select Harvests Ltd.(b)	40,035	110,805
Service Stream Ltd.	187,516	101,180
SmartGroup Corp. Ltd.	28,560	151,315
Super Retail Group Ltd.	52,581	402,313
Superloop Ltd.(a)	137,751	53,222
United Malt Grp Ltd.	89,199	262,314
Viva Energy Group Ltd.(c)	280,296	563,291
Waypoint REIT Ltd	240,312	415,641
Westgold Resources Ltd.(a)	102,510	99,484
		13,967,047
Austria — 2.2%
CA Immobilien Anlagen AG	13,362	387,482
EVN AG	11,832	261,805
Mayr Melnhof Karton AG	2,754	403,749
Oesterreichische Post AG(b)	11,016	393,318
Porr AG	4,673	66,085
Schoeller-Bleckmann Oilfield Equipment AG	3,621	209,731
UNIQA Insurance Group AG	36,567	293,391
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,495	326,688
Security	Shares	Value

Austria (continued)
Wienerberger AG	36,822	$1,127,145
		3,469,394
Belgium — 2.1%
Aedifica SA	12,291	788,175
Bekaert SA	11,577	524,697
Deme Group NV(a)	2,253	307,823
Gimv NV	6,222	296,534
KBC Ancora	11,730	536,291
Montea NV	4,029	311,042
Shurgard Self Storage Ltd.	8,211	374,790
Tessenderlo Group SA	8,976	294,061
		3,433,413
Canada — 17.4%
Allied Properties REIT	41,157	674,791
AltaGas Ltd.	90,831	1,631,838
ARC Resources Ltd.	213,486	2,847,554
Canadian Apartment Properties REIT	56,763	2,179,254
Canadian Western Bank	27,897	520,561
Capital Power Corp.	37,842	1,202,603
Celestica Inc.(a)	34,272	497,491
Choice Properties REIT	83,181	852,060
Finning International Inc.	52,632	1,618,988
Granite REIT	20,196	1,194,914
Home Capital Group Inc.	16,473	536,064
iA Financial Corp. Inc.	35,241	2,400,831
Laurentian Bank of Canada	14,127	352,549
Linamar Corp.	14,739	774,583
Maple Leaf Foods Inc.	24,684	482,221
Mullen Group Ltd.	29,835	341,872
North West Co. Inc. (The)	15,657	371,111
Onex Corp.	24,837	1,371,824
Parex Resources Inc.	40,902	820,047
PrairieSky Royalty Ltd.	65,484	1,144,827
Russel Metals Inc.	20,604	570,800
SSR Mining Inc.	69,003	978,725
Stella-Jones Inc.	21,420	1,103,055
Torex Gold Resources Inc.(a)	27,948	397,042
Transcontinental Inc., Class A	23,868	264,129
West Fraser Timber Co. Ltd.	32,385	2,782,213
		27,911,947
Denmark — 2.2%
FLSmidth & Co. A/S(b)	18,509	896,651
Scandinavian Tobacco Group A/S, Class A(c)	19,635	327,055
Schouw & Co. A/S	4,184	330,699
Spar Nord Bank A/S	26,622	416,642
Sydbank A/S	19,431	898,444
Topdanmark AS	13,872	681,916
		3,551,407
Finland — 3.1%
Cargotec OYJ, Class B	15,912	875,630
Kemira OYJ	29,733	474,309
Konecranes OYJ	23,771	957,379
Metsa Board OYJ, Class B	56,406	416,128
Outokumpu OYJ	110,262	590,222
Terveystalo OYJ(c)	24,582	221,703
TietoEVRY OYJ	30,702	847,643
Uponor OYJ	17,717	554,492
		4,937,506

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France — 2.7%
APERAM SA	15,504	$484,147
Beneteau SA	12,087	204,441
Carmila SA	13,237	205,886
Coface SA	34,221	472,043
Derichebourg SA	29,988	166,855
Fnac Darty SA	5,457	204,312
IPSOS	12,597	700,937
Jacquet Metal Service SA	3,570	74,020
Mersen SA	4,994	226,357
Metropole Television SA	21,420	303,434
Nexity SA	13,974	282,524
Quadient SA	11,067	227,918
Rothschild & Co.	9,231	468,892
Television Francaise 1(b)	34,476	236,844
Vicat SA	5,151	163,715
		4,422,325
Germany — 3.1%
Aurubis AG	11,475	985,261
Bilfinger SE	8,517	331,318
CropEnergies AG	6,375	69,790
Deutsche EuroShop AG	3,243	74,052
Deutz AG	40,290	237,068
Freenet AG	40,851	1,025,879
Hamburger Hafen und Logistik AG	8,415	104,283
Hornbach Holding AG & Co. KGaA	2,754	217,252
Instone Real Estate Group SE(c)	15,108	90,745
Krones AG	4,794	582,015
Salzgitter AG	12,546	454,561
Suedzucker AG	25,347	451,652
Takkt AG	10,761	163,454
Wacker Neuson SE	8,211	199,184
		4,986,514
Hong Kong — 0.1%
VSTECS Holdings Ltd.(b)	204,000	105,198

Ireland — 0.1%
Greencore Group PLC(a)	173,604	161,169

Israel — 0.4%
Clal Insurance Enterprises Holdings Ltd.(a)	15,504	241,773
Menora Mivtachim Holdings Ltd.	7,293	154,866
Migdal Insurance & Financial Holdings Ltd.	102,969	125,191
Oil Refineries Ltd.	488,835	140,132
		661,962
Italy — 1.1%
Banca IFIS SpA	8,468	135,668
BFF Bank SpA(c)	60,792	666,274
Credito Emiliano SpA	25,809	200,999
Unipol Gruppo SpA	158,559	847,340
		1,850,281
Japan — 19.5%
ADEKA Corp.	30,600	584,544
Aichi Steel Corp.	5,100	108,605
Aida Engineering Ltd.	20,400	133,614
Aiphone Co. Ltd.	5,100	85,420
Aisan Industry Co. Ltd.	10,200	83,250
Alconix Corp.	5,100	48,755
Alpen Co. Ltd.	5,100	70,106
Anest Iwata Corp.	10,200	83,880
AOKI Holdings Inc.	10,200	62,358
Security	Shares	Value

Japan (continued)
Arata Corp.	5,100	$166,721
Asahi Co. Ltd.	5,100	46,062
Asahi Diamond Industrial Co. Ltd.	15,300	92,399
ASAHI YUKIZAI Corp.	3,900	118,809
Autobacs Seven Co.Ltd.	20,400	216,809
Awa Bank Ltd. (The)	10,200	141,019
BML Inc.	5,100	102,874
Bunka Shutter Co. Ltd.	15,300	117,882
Canon Electronics Inc.	5,100	71,632
Cawachi Ltd.	5,100	77,919
Central Glass Co. Ltd.	15,300	328,047
Chubu Shiryo Co. Ltd.	10,200	74,866
Chudenko Corp.	10,200	163,035
Chugoku Marine Paints Ltd.	15,300	129,075
Citizen Watch Co. Ltd.	86,700	522,674
Daihen Corp.	5,100	197,333
Daiichi Jitsugyo Co. Ltd.	3,000	118,486
Daiken Corp.	5,100	81,209
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	74,293
DCM Holdings Co. Ltd.	30,600	259,311
Digital Holdings Inc.	5,100	36,817
Doshisha Co. Ltd.	5,100	82,100
Duskin Co. Ltd.	15,300	342,068
DyDo Group Holdings Inc.	2,400	84,084
EDION Corp.	25,500	257,611
Eizo Corp.	5,100	168,086
Enplas Corp.	2,200	88,887
Exedy Corp.	10,200	171,812
Fuji Co. Ltd./Ehime	5,100	64,524
Fuji Seal International Inc.	15,300	162,006
Fujibo Holdings Inc.	5,100	113,011
Fukuda Corp.	1,500	50,764
Furuno Electric Co. Ltd.	10,200	75,483
Futaba Industrial Co. Ltd.	20,400	75,021
Glory Ltd.	15,300	306,968
Goldcrest Co. Ltd.	5,100	63,713
Gunze Ltd.	5,100	157,349
H2O Retailing Corp.	30,600	312,786
Hakuto Co. Ltd.	3,700	143,246
Heiwado Co. Ltd.	10,200	152,482
Hibiya Engineering Ltd.	5,100	78,492
Hodogaya Chemical Co. Ltd.	1,600	38,423
Hokuetsu Corp.	45,900	276,746
Hokuto Corp.	5,100	64,892
Hosiden Corp.	15,300	191,805
Hosokawa Micron Corp.	5,100	124,409
Inabata & Co. Ltd.	15,300	343,835
Ines Corp.	5,100	53,275
I-PEX Inc.	5,100	47,629
Iseki & Co. Ltd.	5,100	44,381
Ishihara Sangyo Kaisha Ltd.	10,200	93,153
Itochu Enex Co. Ltd.	15,300	134,825
Japan Wool Textile Co. Ltd. (The)	20,400	147,687
Joshin Denki Co. Ltd.	5,100	69,556
Joyful Honda Co. Ltd.	20,400	240,816
JVCKenwood Corp.	51,000	175,778
Kaga Electronics Co. Ltd.	5,100	227,009
Kanamoto Co. Ltd.	10,200	155,604
Kanematsu Corp.	25,500	356,349
Kanto Denka Kogyo Co. Ltd.	15,300	104,955

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Katakura Industries Co. Ltd.	5,100	$57,768
Kato Sangyo Co. Ltd.	5,100	140,137
Kissei Pharmaceutical Co. Ltd.	10,200	204,290
Kitz Corp.	25,500	193,037
Kiyo Bank Ltd. (The)	20,400	209,862
Koa Corp.	10,200	128,079
Kohnan Shoji Co. Ltd.	10,200	248,350
Kojima Co. Ltd.	10,200	42,168
Komeri Co. Ltd.	10,200	207,959
Komori Corp.	15,300	100,102
Kumagai Gumi Co. Ltd.	10,200	218,307
Kureha Corp.	5,100	292,155
KYB Corp.	5,100	179,280
Kyoei Steel Ltd.	5,100	72,084
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,200	123,064
LEC Inc.	10,200	61,422
Life Corp.	5,100	108,370
Macnica Holdings Inc.	15,300	635,814
Makino Milling Machine Co. Ltd.	5,100	198,270
Marudai Food Co. Ltd.	5,100	52,601
Marusan Securities Co.Ltd.	20,400	62,548
Matsuda Sangyo Co. Ltd.	5,100	80,668
Maxell Ltd.	15,300	170,450
Meidensha Corp.	15,300	213,118
Meisei Industrial Co. Ltd.	15,300	104,825
Melco Holdings Inc.	1,600	35,359
Mimasu Semiconductor Industry Co. Ltd.	5,100	110,980
MIRAIT ONE corp.	25,500	320,985
Mitsubishi Pencil Co. Ltd.	15,300	178,461
Mitsuboshi Belting Ltd.	5,100	156,294
Mizuno Corp.	5,100	131,912
Nachi-Fujikoshi Corp.	5,100	145,016
Neturen Co. Ltd.	10,200	69,073
Nichiha Corp.	10,200	218,749
Nichireki Co. Ltd.	7,200	91,993
Nihon Chouzai Co. Ltd.	5,100	41,781
Nihon Parkerizing Co. Ltd.	30,600	228,200
Nikkon Holdings Co. Ltd.	15,300	305,781
Nippn Corp., New	15,300	195,904
Nippon Coke & Engineering Co. Ltd.(a)	45,900	37,025
Nippon Denko Co. Ltd.	35,700	70,027
Nippon Koei Co. Ltd.(a)	5,100	127,770
Nippon Light Metal Holdings Co. Ltd.	20,400	205,852
Nippon Soda Co. Ltd.	8,500	305,985
Nippon Suisan Kaisha Ltd.	86,700	389,386
Nippon Thompson Co. Ltd.	20,400	84,256
Nishimatsu Construction Co. Ltd.	10,200	247,928
Nishimatsuya Chain Co. Ltd.	15,300	181,124
Nishio Holdings Co. Ltd.	5,100	120,345
Nissha Co. Ltd.	15,300	179,334
Nisshinbo Holdings Inc.	45,900	380,646
Nitta Corp.	5,100	108,302
Nittetsu Mining Co. Ltd.	5,100	159,012
Nitto Kogyo Corp.	10,200	252,112
Nojima Corp.	20,400	194,100
Noritake Co. Ltd./Nagoya Japan	5,100	193,797
Noritz Corp.	10,200	126,123
Obara Group Inc.(b)	3,300	95,563
Okamura Corp.	25,500	338,524
Oki Electric Industry Co. Ltd.	25,500	159,787
Security	Shares	Value

Japan (continued)
Okumura Corp.	10,200	$288,707
Onoken Co. Ltd.	5,100	56,750
Osaka Soda Co. Ltd.	5,100	193,055
Osaka Steel Co. Ltd.	5,100	49,666
Osaki Electric Co. Ltd.	15,300	58,411
Oyo Corp.	5,100	71,215
Pacific Industrial Co. Ltd.	15,300	138,411
Pack Corp. (The)	5,100	106,224
Piolax Inc.	7,700	116,211
Press Kogyo Co. Ltd.	30,600	130,761
Pressance Corp.	5,100	71,835
Prima Meat Packers Ltd.	10,200	153,803
Procrea Holdings Inc.	5,100	72,231
Qol Holdings Co. Ltd.	5,100	61,488
Restar Holdings Corp.	8,200	139,404
Ryobi Ltd.	10,200	145,497
S Foods Inc.	5,100	111,450
Sakai Chemical Industry Co. Ltd.	5,100	66,376
Sanki Engineering Co.Ltd.	15,300	160,951
Sanyo Chemical Industries Ltd.	3,400	100,321
Sanyo Special Steel Co. Ltd.	5,100	101,086
Seiko Group Corp.	10,200	184,783
Shinmaywa Industries Ltd.	20,400	191,551
Shizuoka Gas Co. Ltd.	20,400	165,956
Siix Corp.	10,200	111,595
Sinfonia Technology Co. Ltd.	10,200	122,179
SKY Perfect JSAT Holdings Inc.	40,800	162,111
Sodick Co. Ltd.	15,300	75,842
Star Micronics Co.Ltd.	10,200	127,632
Starts Corp. Inc.	10,200	209,266
Starzen Co. Ltd.	5,100	80,961
Stella Chemifa Corp.	2,500	54,434
Sumitomo Osaka Cement Co. Ltd.	10,200	269,806
Sumitomo Seika Chemicals Co. Ltd.	2,600	80,660
Sumitomo Warehouse Co. Ltd. (The)	15,300	251,930
Sun Frontier Fudousan Co. Ltd.	10,200	101,230
Suruga Bank Ltd.	61,200	245,577
SWCC Corp.	5,100	67,994
Tadano Ltd.	40,800	325,964
Takamatsu Construction Group Co. Ltd.	5,100	91,710
Takaoka Toko Co. Ltd.	5,100	76,257
Takara Standard Co. Ltd.	15,300	195,503
Takasago Thermal Engineering Co. Ltd.	20,400	342,270
Tamron Co. Ltd.	5,100	142,842
Tatsuta Electric Wire and Cable Co. Ltd.	10,200	50,478
T-Gaia Corp.	5,100	61,381
Toa Corp./Tokyo	5,100	110,185
Toagosei Co. Ltd.	40,800	366,079
Toho Holdings Co. Ltd.	15,300	281,447
TOKAI Holdings Corp.	40,800	255,303
Tokyu Construction Co. Ltd.	20,400	105,417
Tomy Co. Ltd.	30,600	385,488
Topre Corp.	15,300	169,460
Towa Pharmaceutical Co. Ltd.	10,200	125,665
Toyo Construction Co. Ltd.	25,500	192,745
Toyo Ink SC Holdings Co. Ltd.	10,200	154,293
Toyo Tanso Co. Ltd.	5,100	182,470
Toyobo Co. Ltd.	30,600	219,353
Tsubakimoto Chain Co.	10,200	260,364
Tsurumi Manufacturing Co. Ltd.	5,100	92,408

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Uchida Yoko Co. Ltd.	2,500	$101,288
United Super Markets Holdings Inc.	20,400	157,637
V Technology Co. Ltd.	2,500	42,203
VT Holdings Co. Ltd.	30,600	116,433
Wacoal Holdings Corp.	20,400	410,360
Warabeya Nichiyo Holdings Co. Ltd.	5,100	78,633
Xebio Holdings Co. Ltd.	5,100	38,571
Yamazen Corp.	20,400	156,938
Yellow Hat Ltd.	10,200	131,343
Yokogawa Bridge Holdings Corp.	10,200	179,126
Yondoshi Holdings Inc.	5,100	63,735
Yuasa Trading Co. Ltd.	5,100	155,749
		31,248,096
Netherlands — 0.6%
Flow Trades Ltd., NVS	8,466	186,795
Fugro NV(a)	33,303	518,858
Koninklijke BAM Groep NV	80,234	154,639
NSI NV	5,651	126,102
		986,394
New Zealand — 1.1%
Argosy Property Ltd.	271,198	185,574
Goodman Property Trust	356,133	485,201
Kathmandu Holdings Ltd.	190,893	117,151
Precinct Properties New Zealand Ltd.	437,250	346,159
Stride Property Group	137,139	117,792
Summerset Group Holdings Ltd.	75,837	446,903
		1,698,780
Norway — 1.6%
Austevoll Seafood ASA	29,376	202,908
BW Offshore Ltd.	23,307	56,738
Elkem ASA(c)	89,097	206,226
Entra ASA(c)	21,063	191,287
SpareBank 1 SMN	43,962	577,967
Subsea 7 SA	77,316	962,990
Veidekke ASA	36,381	389,787
		2,587,903
Poland — 0.3%
Grupa Azoty SA(a)	15,351	99,044
PGE Polska Grupa Energetyczna SA?(a)	238,527	425,903
		524,947
Singapore — 1.5%
CapitaLand China Trust(b)	372,300	281,335
Cromwell European Real Estate Investment Trust	107,120	182,347
First Resources Ltd.	168,300	173,634
Frasers Centrepoint Trust	351,900	571,367
Keppel Pacific Oak US REIT	260,100	81,931
PARAGON REIT	229,740	162,537
Parkway Life REIT	127,500	368,267
Prime U.S. REIT	209,100	43,992
Raffles Medical Group Ltd.	311,100	313,374
Starhill Global REIT	464,100	176,961
		2,355,745
Sweden — 5.1%
AFRY AB	31,926	471,983
Arjo AB, Class B	74,868	271,436
Atrium Ljungberg AB, Class B	14,484	251,118
Betsson AB	39,066	416,023
Bilia AB, Class A	24,582	256,494
Billerud AB(b)	61,557	468,484
Security	Shares	Value

Sweden (continued)
Bravida Holding AB(c)	65,739	$632,333
Bure Equity AB	18,156	422,200
Clas Ohlson AB, Class B	12,945	97,121
Cloetta AB, Class B	69,513	126,469
Fabege AB	84,048	605,510
Granges AB	34,731	331,446
Hexpol AB	83,181	883,212
Hufvudstaden AB, Class A	34,425	409,048
Lindab International AB	22,644	322,362
Loomis AB	24,786	723,816
MEKO AB	13,566	140,246
Munters Group AB(c)	34,731	394,387
NCC AB, Class B	31,059	271,578
Nolato AB, Class B	57,222	269,329
Peab AB, Class B	64,515	256,670
Ratos AB, Class B	65,790	184,550
		8,205,815
Switzerland — 8.9%
ALSO Holding AG, Registered	918	198,219
Arbonia AG	14,202	160,653
Bell Food Group AG, Registered	612	174,325
Bossard Holding AG, Class A, Registered	839	186,525
Bucher Industries AG, Registered	2,118	937,296
Burckhardt Compression Holding AG	1,020	598,973
Bystronic AG, Registered.	408	271,274
Cembra Money Bank AG	9,639	800,867
Comet Holding AG, Registered	2,448	625,714
COSMO Pharmaceuticals NV	3,060	154,701
Daetwyler Holding AG, Bearer	2,448	522,203
dormakaba Holding AG	1,020	458,920
Forbo Holding AG, Registered	327	469,575
Galenica AG(c)	15,810	1,278,162
Huber + Suhner AG, Registered	5,712	471,833
Interroll Holding AG, Registered	179	553,971
Kardex Holding AG, Registered	1,938	435,874
Komax Holding AG, Registered	1,160	301,447
Landis+Gyr Group AG	8,058	693,037
Rieter Holding AG, Registered	969	100,653
SFS Group AG	5,610	739,197
Siegfried Holding AG, Registered	1,326	1,096,483
St. Galler Kantonalbank AG, Class A, Registered	918	497,669
Swissquote Group Holding SA, Registered	2,907	605,036
u-blox Holding AG	2,193	240,713
Valiant Holding AG, Registered	5,100	531,724
Vontobel Holding AG, Registered	9,027	572,711
Ypsomed Holding AG, Registered.	1,020	307,882
Zehnder Group AG, Registered	3,192	258,462
		14,244,099
United Kingdom — 17.5%
AG Barr PLC	26,881	160,453
Balanced Commercial Property Trust Ltd.	165,240	138,924
Balfour Beatty PLC	208,182	901,045
Bank of Georgia Group PLC	12,444	462,263
Big Yellow Group PLC	55,182	753,003
Bodycote PLC	61,404	499,871
Capricorn Energy PLC	76,816	182,235
Chemring Group PLC	93,024	334,337
Close Brothers Group PLC	49,317	553,284
Coats Group PLC	466,803	412,616
Cranswick PLC	17,187	709,007

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Crest Nicholson Holdings PLC	80,886	$194,057
Currys PLC	329,052	218,769
Drax Group PLC	131,070	965,461
Elementis PLC(a)	192,219	249,000
Essentra PLC	101,235	208,538
Frasers Group PLC(a)	59,109	527,613
Grafton Group PLC	72,037	715,153
Great Portland Estates PLC	82,416	434,373
Halfords Group PLC	63,546	173,997
Ibstock PLC(c)	126,123	224,086
IG Group Holdings PLC	118,881	1,022,833
Inchcape PLC	125,409	1,241,109
Investec PLC	217,515	1,217,683
IP Group PLC	329,052	236,111
Jupiter Fund Management PLC	140,924	192,985
Just Group PLC	337,314	333,286
Lancashire Holdings Ltd.	79,509	584,350
LondonMetric Property PLC	287,130	606,075
Man Group PLC/Jersey	447,984	1,244,087
Morgan Advanced Materials PLC	92,514	322,433
Morgan Sindall Group PLC	13,464	313,938
Ninety One PLC	135,609	289,335
OSB Group PLC	123,879	758,232
Paragon Banking Group PLC	81,855	552,005
Pets at Home Group PLC	155,193	742,260
Picton Property Income Ltd.	178,857	159,465
Plus500 Ltd.	32,130	597,794
Premier Foods PLC	233,682	378,093
QinetiQ Group PLC	184,314	830,748
Redde Northgate PLC	82,059	390,806
Redrow PLC	75,255	422,491
RHI Magnesita NV(b)	9,384	316,057
Safestore Holdings PLC	67,116	726,470
Savills PLC	43,401	469,105
Serco Group PLC	392,394	775,916
Sirius Real Estate Ltd.	318,444	345,176
TBC Bank Group PLC	11,526	361,559
TP ICAP Group PLC	258,468	496,320
Tritax Big Box REIT PLC	611,286	972,874
UK Commercial Property REIT Ltd.	239,682	147,328
Vesuvius PLC	70,227	355,781
Security	Shares	Value

United Kingdom (continued)
Virgin Money UK PLC	407,694	$776,334
Vistry Group PLC	71,808	602,350
Workspace Group PLC	44,523	267,341
		28,066,815
Total Common Stocks — 99.3%
(Cost: $169,332,151)		159,376,757

Preferred Stocks

Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,824	134,235

Total Preferred Stocks — 0.1%
(Cost: $148,259)		134,235

Total Long-Term Investments — 99.4%
(Cost: $169,480,410)		159,510,992

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.31%(d)(e)(f)	1,743,458	1,743,807
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.09%(d)(e)	30,000	30,000

Total Short-Term Securities — 1.1%
(Cost: $1,773,746)		1,773,807

Total Investments — 100.5%
(Cost: $171,254,156)		161,284,799

Liabilities in Excess of Other Assets — (0.5)%		(775,595)

Net Assets — 100.0%		$160,509,204
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,137,769	$—		$(393,925	)(a)	$182	$(219)	$1,743,807	1,743,458	$9,868	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(a)	—		—	—	30,000	30,000	2,210		—
						$182	$(219)	$1,743,807		$12,078		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	14	09/07/23	223	6,180
Mini S&P/TSX 60 Index	6	09/14/23	276	3,835
FTSE 250 Index	10	09/15/23	470	(5,696)
				$4,319

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$45,954,016	$113,422,741	$—	$159,376,757
Preferred Stocks	—	134,235	—	134,235

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,773,807	$—	$—	$1,773,807
	$47,727,823	$113,556,976	$—	$161,284,799
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,835	$6,180	$—	$10,015
Liabilities
Equity Contracts	—	(5,696)	—	(5,696)
	$3,835	$484	$—	4,319

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust